INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Amortization expense	$ 560	$ 2,420	$ 1,130	$ 4,770		$ 7,620	$ 3,390
Impairment of Intangible Assets, Finite-Lived	$ 0	55,726,000	$ 0	$ 55,726,000		$ 163,698,000	$ 6,171,000
Impairment of Intangible Assets (Excluding Goodwill		$ 22,100			$ 97,060.00